DWS Investment Management Americas, Inc.
100 Summer Street
Boston, MA 02110-2146
October 5, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)
Xtrackers International Real Estate ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI EAFE Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers US 0-1 Year Treasury ETF
Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers US Green Infrastructure Select Equity ETF
Xtrackers Cybersecurity Select Equity ETF
Xtrackers Semiconductor Select Equity ETF
Xtrackers US National Critical Technologies ETF
Xtrackers Artificial Intelligence and Big Data ETF
Xtrackers Nifty 500 India ETF
Dear Commission Staff:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 25, 2026.
Any comments or questions on this filing should be directed to the undersigned at (617) 295-2564.
Very truly yours,
/s/Peter Fariel
Peter Fariel
Vice President and Senior Legal Counsel
DWS Investment Management Americas, Inc.
cc:
John Marten, Vedder Price P.C.